Total
PD International Large-Cap Index Portfolio
PD International Large-Cap Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index that tracks large-capitalization companies in foreign markets.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD International Large-Cap Index Portfolio Class P
Management Fee	0.21%
Other Expenses	0.07%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.30%
Less Fee Waiver	(0.06%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver	0.24%
[1]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[2]	The investment adviser has agreed to waive 0.10% of its management fee on the first $100 million of assets and waive 0.05% on all assets above $100 million through April 30, 2024. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD International Large-Cap Index Portfolio | Class P | USD ($)	25	90	163	375

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 6% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities included in the large-cap benchmark index for the Fund and in depositary receipts representing securities included in the index. The Fund’s benchmark index is the MSCI World ex USA Large Cap Index, which is designed to measure the equity market performance of large-capitalization securities in developed markets excluding the United States.

As of December 31, 2022, the market capitalization range of the MSCI World ex USA Large Cap Index was approximately $2.7 billion to $318.5 billion. As of December 31, 2022, the weighted average market capitalization of the Fund was approximately $92.2 billion.

Under normal circumstances, the Fund employs a replication strategy, which means the Fund seeks to replicate the investment results of the MSCI World ex USA Large Cap Index by investing in substantially all of the securities represented in the MSCI World ex USA Large Cap Index. The sub-subadviser may also utilize a statistical sampling approach to attempt to replicate the returns of the MSCI World ex USA Large Cap Index and therefore the Fund may not always hold all of the same securities as the MSCI World ex USA Large Cap Index. Statistical sampling techniques attempt to match the investment characteristics of the index and the Fund by taking into account such factors as capitalization, industry exposures, dividend yield, price to earnings ratio, price to book ratio, earnings growth, and country weightings.

The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries. The Fund will focus its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region to the same approximate extent as its index may focus in securities of issuers in that single country, that small number of countries, or that particular geographic region.

As an index fund, the sub-adviser normally invests the Fund’s assets across different groups of industries/sectors in the same manner as its index is invested, but may invest a significant percentage of the Fund’s assets in issuers in a single sector in accordance with its index. As of December 31, 2022, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector. The components of the Fund are likely to change over time as the composition of the index changes over time.

The Fund will not deviate from the above noted strategies at any time for any reason.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

FIAM LLC and Geode Capital Management, LLC began managing the Fund on April 30, 2021, and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2022: 17.30%; Q1 2020: (24.35%)
Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Returns - PD International Large-Cap Index Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class P	Class P (incepted May 1, 2009)	(12.73%)	2.35%	4.81%	May 01, 2009
MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes)	MSCI World ex USA Large Cap Index (reflects no deductions for fees, expenses, or taxes)	(12.79%)	2.33%	4.60%